Long-Term Receivables and Other Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Receivables [Abstract]
Contribution to defined retirement savings plan	$ 976	$ 1,075	$ 987